UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Pkwy, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 10/31

Date of reporting period: 7/31/17

Item 1. Schedule of Investments.

Dana Large Cap Equity Fund

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.82%

Consumer Discretionary — 12.10%
CBS Corp., Class B	40,000	$2,633,200
Comcast Corp., Class A	75,000	3,033,750
D.R. Horton, Inc.	85,000	3,033,650
Lear Corp.	20,400	3,023,076
Lowe’s Cos., Inc.	34,800	2,693,520
Royal Caribbean Cruises Ltd.	24,687	2,791,359

		17,208,555

Consumer Staples — 8.65%
Altria Group, Inc.	34,000	2,208,980
Dr. Pepper Snapple Group, Inc.	28,200	2,570,712
Ingredion, Inc.	20,200	2,491,064
Kimberly-Clark Corp.	20,000	2,463,200
Sysco Corp.	49,000	2,578,380

		12,312,336

Energy — 5.94%
Chevron Corp.	22,000	2,402,180
Exxon Mobil Corp.	28,600	2,289,144
Halliburton Co.	35,000	1,485,400
Valero Energy Corp.	33,000	2,276,010

		8,452,734

Financials — 14.29%
Bank of America Corp.	112,000	2,701,440
Chubb Ltd.	19,000	2,782,740
Citizens Financial Group, Inc.	77,000	2,701,160
Comerica, Inc.	30,000	2,169,300
JPMorgan Chase & Co.	29,000	2,662,200
Morgan Stanley	63,000	2,954,700
Prudential Financial, Inc.	21,000	2,377,830
Starwood Property Trust, Inc.	90,000	1,983,600

		20,332,970

Health Care — 14.07%
AbbVie, Inc.	41,000	2,866,310
Amgen, Inc.	15,800	2,757,258
Baxter International, Inc.	47,600	2,878,848
Johnson & Johnson	22,000	2,919,840
Pfizer, Inc.	79,000	2,619,640
Stryker Corp.	20,000	2,942,000
UnitedHealth Group, Inc.	15,800	3,030,598

		20,014,494

Industrials — 10.34%
Alaska Air Group, Inc.	31,000	2,642,130
Boeing Co./The	14,000	3,394,440
Honeywell International, Inc.	21,000	2,858,520
Owens Corning	44,000	2,950,200
Stanley Black & Decker, Inc.	20,400	2,870,076

		14,715,366

Information Technology — 22.25%
Activision Blizzard, Inc.	47,100	2,909,838
Alphabet, Inc., Class A *	3,100	2,931,050
Apple, Inc.	23,000	3,420,790
Broadcom Ltd.	12,000	2,959,920
Broadridge Financial Solutions, Inc.	38,500	2,920,610
CDW Corp.	49,000	3,108,070

See accompanying notes which are an integral part of these schedule of investments.

Cisco Systems, Inc.	1,000	31,450
Corning, Inc.	50,000	1,457,000
Facebook, Inc., Class A *	18,600	3,148,050
Juniper Networks, Inc.	92,000	2,571,400
Lam Research Corp.	19,000	3,029,740
Microsoft Corp.	43,500	3,162,450

		31,650,368

Materials — 2.85%
Albemarle Corp.	17,000	1,968,600
Packaging Corp. of America	19,000	2,080,120

		4,048,720

Real Estate — 2.94%
American Tower Corp., Class A	16,000	2,181,280
Prologis, Inc.	33,000	2,006,730

		4,188,010

Telecommunication Services — 2.12%
AT&T, Inc.	41,000	1,599,000
T-Mobile US, Inc. *	23,000	1,418,180

		3,017,180

Utilities — 3.27%
CenterPoint Energy, Inc.	81,100	2,286,209
Exelon Corp.	61,600	2,361,744

		4,647,953

Total Common Stocks (Cost $115,653,559)		140,588,686

Short-Term Investments — 1.17%
Federated Government Obligations Fund, Institutional Class, 0.87% (a)	1,655,715	1,655,715

Total Short-Term Investments (Cost $1,655,715)		1,655,715

Total Investments — 99.99% (Cost $117,309,274)		142,244,401

Other Assets in Excess of Liabilities — 0.01%		17,927

NET ASSETS — 100.00%		$142,262,328

(a)	Rate disclosed is the seven day effective yield as of July 31, 2017.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these schedule of investments.

Dana Small Cap Equity Fund

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.36%

Consumer Discretionary — 12.30%
Columbia Sportswear Co.	4,900	$296,842
Horizon Global Corp. *	19,864	276,904
LCI Industries	2,770	295,697
Lithia Motors, Inc., Class A	3,085	318,526
Marcus Corp./The	9,308	253,178
Marriott Vacations Worldwide Corp.	2,424	283,244
Sinclair Broadcast Group, Inc., Class A	8,446	304,478
TopBuild Corp. *	5,156	272,134

		2,301,003

Consumer Staples — 2.62%
Blue Buffalo Pet Products, Inc. *	10,951	244,974
Central Garden & Pet Co. *	7,671	245,472

		490,446

Energy — 3.53%
Callon Petroleum Co. *	19,652	222,461
Carrizo Oil & Gas, Inc. *	13,505	212,839
RPC, Inc.	10,839	224,476

		659,776

Financials — 17.95%
CenterState Banks, Inc.	13,199	329,843
First Merchants Corp.	8,254	333,792
Home BancShares, Inc.	13,428	333,014
James River Group Holdings Ltd.	8,316	333,971
Pinnacle Financial Partners, Inc.	5,263	336,306
Primerica, Inc.	4,293	347,948
Renasant Corp.	7,551	320,087
Sterling Bancorp	14,204	328,112
Stifel Financial Corp. *	7,075	359,764
Western Alliance Bancorp *	6,668	335,934

		3,358,771

Health Care — 14.54%
AMN Healthcare Services, Inc. *	7,281	268,669
ANI Pharmaceuticals, Inc. *	5,828	283,998
BioTelemetry, Inc. *	8,543	292,171
Ligand Pharmaceuticals, Inc., Class B *	2,307	278,939
Masimo Corp. *	2,991	282,949
Natus Medical, Inc. *	7,267	255,798
NuVasive, Inc. *	3,600	236,844
Prestige Brands Holdings, Inc. *	5,375	288,261
Sucampo Pharmaceuticals, Inc., Class A *	25,595	277,706
Supernus Pharmaceuticals, Inc. *	6,325	255,846

		2,721,181

Industrials — 14.04%
Air Transport Services Group, Inc. *	11,651	283,818
Apogee Enterprises, Inc.	4,818	250,970
Comfort Systems USA, Inc.	7,400	246,420
Dycom Industries, Inc. *	2,877	260,656
Hawaiian Holdings, Inc. *	5,540	229,356
Lydall, Inc. *	5,168	255,816
On Assignment, Inc. *	4,884	240,537
Patrick Industries, Inc. *	3,623	275,710
Tetra Tech, Inc.	5,788	274,641

See accompanying notes which are an integral part of these schedule of investments.

TriNet Group, Inc. *	8,855	309,925

		2,627,849

Information Technology — 17.27%
Advanced Energy Industries, Inc. *	4,122	299,051
BroadSoft, Inc. *	6,699	295,091
Ciena Corp. *	10,911	280,958
Coherent, Inc. *	1,179	312,435
Euronet Worldwide, Inc. *	3,252	314,176
Fabrinet*	6,401	288,109
Kulicke & Soffa Industries, Inc. *	14,036	302,335
MKS Instruments, Inc.	3,903	326,486
Oclaro, Inc. *	28,831	281,967
TTM Technologies, Inc. *	15,802	274,639
Web.com Group, Inc. *	11,666	256,069

		3,231,316

Materials — 4.17%
Ferro Corp. *	14,449	277,999
PolyOne Corp.	6,976	255,182
Stepan Co.	3,009	247,249

		780,430

Real Estate — 7.49%
Armada Hoffler Properties, Inc.	21,488	284,931
CoreSite Realty Corp.	2,631	285,674
LTC Properties, Inc.	5,461	282,006
Monmouth Real Estate Investment Corp.	18,054	278,212
Summit Hotel Properties, Inc.	15,055	269,936

		1,400,759

Telecommunication Services — 0.73%
Consolidated Communications Holdings, Inc.	7,606	136,908

Utilities — 3.72%
Chesapeake Utilities Corp.	4,357	336,578
Southwest Gas Corp.	4,480	358,848

		695,426

Total Common Stocks (Cost $16,491,408)		18,403,865

Short-Term Investments — 1.58%
Federated Government Obligations Fund, Institutional Class, 0.87% (a)	295,374	295,374

Total Short-Term Investments (Cost $295,374)		295,374

Total Investments — 99.94% (Cost $16,786,782)		18,699,239

Other Assets in Excess of Liabilities — 0.06%		12,139

NET ASSETS — 100.00%		$18,711,378

(a)	Rate disclosed is the seven day effective yield as of July 31, 2017.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these schedule of investments.

At July 31, 2017, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation/(Depreciation)
Dana Large Cap Equity Fund	$117,317,155	$25,982,678	$(1,055,432)	$24,927,246
Dana Small Cap Equity Fund	16,799,074	2,508,478	(608,313)	1,900,165

At July 31, 2017, the difference between book basis and tax basis unrealized appreciation for the Dana Large Cap Equity Fund and Dana Small Cap Equity Fund was attributable primarily to the tax deferral of losses on wash sales and the return of capital adjustments from real estate investment trusts.

Dana Funds

Notes to the Schedule of Investments

July 31, 2017

(Unaudited)

The Dana Large Cap Equity Fund (the “Large Cap Fund”) and the Dana Small Cap Equity Fund (the “Small Cap Fund”) (each a “Fund” and, collectively the “Funds”) are each an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends have been provided for in accordance with the Funds understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based, on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing service of the Fund. These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust (the “Trust”) valuation policies, Dana Investment Advisors, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2017:

	Valuation Inputs
Large Cap Fund Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$140,588,686	$—	$—	$140,588,686
Short-Term Investments	1,655,715	—	—	1,655,715

Total	$142,244,401	$—	$—	$142,244,401

	Valuation Inputs
Small Cap Fund Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$18,403,865	$—	$—	$18,403,865
Short-Term Investments	295,374	—	—	295,374

Total	$18,699,239	$—	$—	$18,699,239

*	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Funds did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of July 31, 2017 based on input levels assigned at October 31, 2016.

Foundry Partners Fundamental Small Cap Value Fund

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.33%

Consumer Discretionary — 11.47%
Aaron’s, Inc.	53,834	$2,491,438
Adtalem Global Education, Inc. *	51,040	1,658,800
American Axle & Manufacturing Holdings, Inc. *	137,268	2,023,330
Big Lots, Inc.	26,176	1,300,162
Bloomin’ Brands, Inc.	120,860	2,106,590
Cooper Tire & Rubber Co.	51,515	1,882,873
Helen of Troy Ltd. *	11,150	1,123,362
John Wiley & Sons, Inc., Class A	22,524	1,244,451
KB Home	115,165	2,639,582
M/I Homes, Inc. *	36,330	942,400
Meredith Corp.	48,801	2,901,219
Movado Group, Inc.	25,401	624,865

		20,939,072

Consumer Staples — 0.49%
SpartanNash Co.	32,165	892,257

Energy — 1.03%
Aegean Marine Petroleum Network, Inc.	37,489	185,571
Alliance Resource Partners LP	37,322	753,904
Denbury Resources, Inc. *	167,360	244,346
Gran Tierra Energy, Inc. *	293,457	692,559

		1,876,380

Financials — 23.45%
AllianceBernstein Holding LP	64,387	1,593,578
Aspen Insurance Holdings Ltd.	37,643	1,836,978
Associated Banc-Corp.	126,326	3,025,508
Chemical Financial Corp.	15,994	770,751
Clifton Bancorp, Inc.	31,814	530,976
Donnelley Financial Solutions, Inc. *	40,545	940,644
F.N.B. Corp.	96,295	1,319,241
First Midwest Bancorp, Inc.	91,134	2,024,086
Fulton Financial Corp.	205,603	3,752,255
Hancock Holding Co.	80,515	3,703,690
Hanover Insurance Group, Inc.	21,360	2,026,210
International Bancshares Corp.	65,195	2,307,903
Nelnet, Inc., Class A	23,333	1,145,417
Old National Bancorp	199,111	3,245,509
Prosperity Bancshares, Inc.	25,240	1,617,884
TCF Financial Corp.	143,730	2,265,185
Umpqua Holdings Corp.	103,014	1,909,880
Washington Federal, Inc.	115,348	3,858,391
WesBanco, Inc.	32,411	1,239,073
Wintrust Financial Corp.	48,916	3,683,864

		42,797,023

Health Care — 4.22%
Almost Family, Inc. *	10,491	518,780
Charles River Laboratories International, Inc. *	16,983	1,667,731
Integra LifeSciences Holdings Corp. *	9,690	481,205
Owens & Minor, Inc.	58,900	1,898,347
Quality Systems, Inc. *	49,314	843,269
Select Medical Holdings Corp. *	141,199	2,287,424

		7,696,756

See accompanying notes which are an integral part of these schedule of investments.

Industrials — 19.70%
AAR Corp.	64,604	2,416,190
Aegion Corp. *	58,558	1,401,879
Aircastle Ltd.	125,734	2,959,778
Barnes Group, Inc.	47,175	2,838,991
Brink’s Co./The	11,353	887,237
Crane Co.	38,446	2,902,673
EMCOR Group, Inc.	33,678	2,273,265
EnerSys	31,181	2,253,451
Generac Holdings Inc *	41,241	1,483,439
Global Brass & Copper Holdings, Inc.	52,746	1,690,509
Hillenbrand, Inc.	46,749	1,682,964
Hyster-Yale Materials Handling, Inc., Class A	20,277	1,436,828
Korn/Ferry International	56,190	1,879,555
LSC Communications, Inc.	18,738	400,618
Matthews International Corp., Class A	24,009	1,573,790
Navigant Consulting, Inc. *	37,668	637,719
Park-Ohio Holdings Corp.	13,735	545,966
Regal-Beloit Corp.	30,700	2,558,845
Tutor Perini Corp. *	74,473	1,980,982
Universal Forest Products, Inc.	16,891	1,416,310
West Corp.	31,581	738,048

		35,959,037

Information Technology — 14.89%
AVX Corp.	53,546	956,867
Belden, Inc.	27,745	1,995,975
Celestica, Inc. *	115,252	1,370,346
ChipMOS Technology, Inc. ADR	27,290	530,518
Convergys Corp.	42,447	1,017,455
CSG Systems International, Inc.	36,029	1,489,799
Itron, Inc. *	41,367	3,019,791
IXYS Corp. *	52,716	917,258
Kulicke & Soffa Industries, Inc. *	60,101	1,294,576
NETGEAR, Inc. *	12,725	609,527
Plantronics, Inc.	44,994	2,032,829
Sanmina Corp. *	89,709	3,216,068
ScanSource, Inc. *	18,850	746,460
Science Applications International Corp.	20,906	1,471,991
Sykes Enterprises, Inc. *	22,215	755,310
Tech Data Corp. *	21,469	2,198,426
Vishay Intertechnology, Inc.	199,090	3,553,756

		27,176,952

Materials — 7.77%
A Schulman, Inc.	49,785	1,309,345
Cabot Corp.	35,534	1,930,562
Coeur Mining, Inc. *	124,584	1,031,556
Domtar Corp.	47,500	1,855,350
Kraton Corp. *	40,137	1,493,096
Mercer International, Inc.	55,097	606,067
Owens-Illinois, Inc. *	125,191	2,992,065
Pan American Silver Corp.	84,193	1,418,652
Stepan Co.	18,805	1,545,207

		14,181,900

Real Estate — 7.87%
Apollo Commercial Real Estate Finance, Inc.	38,919	701,710
Ashford Hospitality Trust, Inc.	187,048	1,176,532
Brandywine Realty Trust	178,096	2,993,794
GEO Group, Inc./The	56,156	1,648,179
Hospitality Properties Trust	26,651	774,478

See accompanying notes which are an integral part of these schedule of investments.

Lexington Realty Trust	183,721	1,870,280
Mack-Cali Realty Corp.	88,729	2,328,249
Medical Properties Trust, Inc.	136,385	1,770,277
Select Income REIT	46,883	1,100,344

		14,363,843

Utilities — 3.44%
ALLETE, Inc.	34,902	2,557,270
IDACORP, Inc.	18,921	1,634,018
Portland General Electric Co.	46,886	2,095,335

		6,286,623

Total Common Stocks (Cost $145,709,121)		172,169,843

Money Market Funds — 6.76%
Federated Government Obligations Fund, Institutional Class, 0.87% (a)	12,340,426	12,340,426

Total Money Market Securities (Cost $12,340,426)		12,340,426

Total Investments — 101.09% (Cost $158,049,547)		184,510,269

Liabilities in Excess of Other Assets — (1.09)%		(1,980,555)

NET ASSETS — 100.00%		$182,529,714

(a)	Rate disclosed is the seven day effective yield as of July 31, 2017.
*	Non-income producing security.

ADR — American Depositary Receipt

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these schedule of investments.

At July 31, 2017, the cost and net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Tax Cost of Securities	$158,491,392
Gross Unrealized Appreciation	$29,990,068
Gross Unrealized (Depreciation)	(3,971,191)

Net Unrealized Appreciation on Investments	$26,018,877

At July 31, 2017, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and mark-to-market adjustments on passive foreign investment companies.

Foundry Partners Fundamental Small Cap Value Fund

Notes to the Schedule of Investments (Unaudited)

July 31, 2017

The Foundry Partners Fundamental Small Cap Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining gains or losses. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund holds Real Estate Investment Trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the REITs underlying taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from REITs that represent a return of capital or capital gains are recorded as a reduction of the cost of the REITs or as a realized gain, respectively.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation dates.

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing service of the Fund. These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, Foundry Partners, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$172,169,843	$—	$—	$172,169,843
Money Market Securities	12,340,426	—	—	12,340,426

Total	$184,510,269	$—	$—	$184,510,269

*	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The transfers from Level 1 to Level 2 represent securities which were fair valued at the end of the period that were not at the beginning of the period. Transfers from Level 2 to Level 1 represent securities which were fair valued at the beginning of the period but not at July 31, 2017.

The following is a summary of the transfers between Level 1 and Level 2 of the fair value hierarchy as of July 31, 2017 based on input levels assigned at October 31, 2016:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Common Stocks	$—	$359,348

Green Owl Intrinsic Value Fund

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 90.76%

Consumer Discretionary — 13.13%
CarMax, Inc. *	33,240	$2,202,150
CBS Corp., Class B	36,230	2,385,021
General Motors Co.	75,600	2,720,088
Harley-Davidson, Inc.	31,690	1,542,352
Walt Disney Co./The	12,100	1,330,153

		10,179,764

Consumer Staples — 1.72%
Walgreens Boots Alliance, Inc.	16,575	1,337,105

Energy — 3.24%
Halliburton Co.	38,200	1,621,208
Schlumberger Ltd.	8,895	610,197
TechnipFMC PLC *	10,000	285,400

		2,516,805

Financials — 30.51%
American Express Co.	30,610	2,608,890
Aon PLC	18,900	2,611,413
Bank of America Corp.	120,175	2,898,621
Bank of New York Mellon Corp./The	26,675	1,414,575
Berkshire Hathaway, Inc., Class B *	28,815	5,041,761
Citigroup, Inc.	30,000	2,053,500
JPMorgan Chase & Co.	36,230	3,325,914
Leucadia National Corp.	71,595	1,863,618
Wells Fargo & Co.	34,255	1,847,715

		23,666,007

Health Care — 4.57%
Bayer AG	11,000	1,389,622
McKesson Corp.	13,300	2,152,871

		3,542,493

Industrials — 23.75%
AMERCO	5,797	2,252,482
American Airlines Group, Inc.	38,640	1,949,002
Boeing Co./The	12,190	2,955,587
Delta Air Lines, Inc.	24,000	1,184,640
Jacobs Engineering Group, Inc.	34,724	1,830,649
Quanta Services, Inc. *	104,955	3,540,132
Robert Half International, Inc.	32,218	1,457,865
United Parcel Service, Inc., Class B	11,520	1,270,541
Valmont Industries, Inc.	12,953	1,977,923

		18,418,821

Information Technology — 9.77%
Alphabet, Inc., Class A *	773	730,872
Alphabet, Inc., Class C *	2,653	2,468,617
Apple, Inc.	29,430	4,377,124

		7,576,613

Real Estate — 4.07%
CBRE Group, Inc., Class A *	71,450	2,714,385
Howard Hughes Corp./The *	3,500	440,335

		3,154,720

Total Common Stocks
(Cost $47,657,786)		70,392,328

See accompanying notes which are an integral part of this schedule of investments.

Green Owl Intrinsic Value Fund

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
Money Market Securities — 8.69%

Federated Treasury Obligations Fund – Service Shares, 0.64% (a)	6,739,598	$6,739,598

Total Money Market Securities
(Cost $6,739,598)		6,739,598

Total Investments – 99.45%
(Cost $54,397,384)		77,131,926

Other Assets in Excess of Liabilities – 0.55%		425,499

NET ASSETS – 100.00%		$77,557,425

(a)	Rate disclosed is the seven day effective yield as of July 31, 2017.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At July 31, 2017, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

Gross unrealized appreciation	$22,983,234

Gross unrealized depreciation	(248,692)
Net unrealized appreciation on investments	$22,734,542

Aggregate cost of securities for federal income tax purposes	$54,397,384

See accompanying notes which are an integral part of this schedule of investments.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments

July 31, 2017

(Unaudited)

The Green Owl Intrinsic Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method.

Writing Options - The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period, or to the extent that some or all of the risk of the option has been offset by another option. When the Fund writes a covered call option, it maintains a segregated position within its account with its Custodian or as otherwise required by the rules of the exchange the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

The Fund will receive a premium from writing a call option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be affected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

The Fund may write put options on equity securities and futures contracts that the Fund is eligible to purchase to earn premium income or to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a put option, it maintains a segregated position within its account with the Custodian of cash or liquid portfolio securities in an amount not less than the exercise price at all times while the put option is outstanding.

The Fund will receive a premium from writing a put option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised, resulting in a potential capital loss unless the security subsequently appreciates in value.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments—continued

July 31, 2017

(Unaudited)

Securities Valuation and Fair Value Measurements - All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Valued Advisers Trust (the “Trust”), the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments—continued

July 31, 2017

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$70,392,328	$—	$—	$70,392,328
Money Market Securities	6,739,598	—	—	6,739,598

Total	$77,131,926	$—	$—	$77,131,926

* Refer to the Schedule of Investments for sector classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of July 31, 2017 based on input levels assigned as October 31, 2016.

Granite Value Fund

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 100.02%
Consumer Discretionary — 15.82%
Carnival Corp.	4,145	$276,803
Comcast Corp., Class A	7,350	297,307
General Motors Co.	11,315	407,114
Mattel, Inc.	6,615	132,432
TJX Cos., Inc./The	2,760	194,056
Viacom, Inc., Class B	6,915	241,472
Whirlpool Corp.	930	165,428

		1,714,612

Consumer Staples — 12.26%
Coca-Cola Co./The	2,365	108,412
CVS Health Corp.	2,550	203,822
Danone SA ADR	23,575	351,503
Unilever PLC ADR	6,840	389,812
Wal-Mart Stores, Inc.	3,440	275,166

		1,328,715

Energy — 11.60%
Cimarex Energy Co.	1,550	153,497
Royal Dutch Shell PLC ADR	6,740	389,976
Schlumberger Ltd.	2,755	188,993
Southwestern Energy Co. *	23,020	131,214
Tenaris SA ADR	7,545	237,969
Transocean Ltd. *	17,975	155,484

		1,257,133

Financials — 18.43%
Alleghany Corp. *	605	371,071
American International Group, Inc.	2,785	182,278
Bank of New York Mellon Corp./The	4,260	225,908
Berkshire Hathaway, Inc., Class B *	3,120	545,906
Citigroup, Inc.	6,855	469,225
MetLife, Inc.	3,680	202,400

		1,996,788

Health Care — 15.43%
Abbott Laboratories	6,305	310,080
C.R. Bard, Inc.	600	192,360
Gilead Sciences, Inc.	3,210	244,249
Johnson & Johnson	1,580	209,698
McKesson Corp.	1,810	292,985
Merck & Co., Inc.	3,680	235,078
UnitedHealth Group, Inc.	980	187,974

		1,672,424

Industrials — 10.51%
Boeing Co./The	1,485	360,053
General Electric Co.	7,240	185,416
Honeywell International, Inc.	2,095	285,171
United Technologies Corp.	2,600	308,282

		1,138,922

Information Technology — 9.85%
Apple, Inc.	2,265	336,873
Microsoft Corp.	4,185	304,249
Oracle Corp.	8,550	426,901

		1,068,023

See accompanying notes which are an integral part of this schedule of investments.

Granite Value Fund

Schedule of Investments – (continued)

July 31, 2017 (Unaudited)

	Shares	Fair Value
Materials — 1.85%
Agrium, Inc.	2,000	$200,200

Telecommunication Services — 1.79%
AT&T, Inc.	4,985	194,415

Utilities — 2.48%
Calpine Corp. *	18,675	268,547

Total Common Stocks (Cost $8,990,597)		10,839,779

Money Market Securities — 0.08%
Fidelity Money Market Government Portfolio, Institutional Class, 0.91% (a)	8,584	8,584

Total Money Market Securities (Cost $8,584)		8,584

Total Investments – 100.10% (Cost $8,999,181)		10,848,363

Liabilities in Excess of Other Assets – (0.10)%		(11,088)

NET ASSETS – 100.00%		$10,837,275

(a)	Rate disclosed is the seven day effective yield as of July 31, 2017.
*	Non-income producing security.

ADR — American Depositary Receipt

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At July 31, 2017, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$2,237,549
Gross unrealized depreciation	(376,427)

Net unrealized appreciation	$1,861,122
Aggregate cost of securities for income tax purposes	$8,987,241

See accompanying notes which are an integral part of this schedule of investments.

Granite Value Fund

Related Notes to the Schedule of Investments

July 31, 2017

(Unaudited)

The Granite Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing agent at the NASDAQ Official Closing Price.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing agent when the Adviser believes such prices more accurately reflect the fair value of such securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined by the Adviser in conformity with guidelines adopted by and subject to review by the Board. These securities may be categorized as Level 3 securities.

Granite Value Fund

Related Notes to the Schedule of Investments – (Continued)

July 31, 2017

(Unaudited)

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2017:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks*	$10,839,779	$—	$—	$10,839,779
Money Market Securities	8,584	—	—	8,584

Total	$10,848,363	$—	$—	$10,848,363

*	Refer to the Schedule of Investments for sector classifications.

The Fund did not hold any investments during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of July 31, 2017 based on input levels assigned at October 31, 2016.

4

Sound Mind Investing Fund

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
Mutual Funds — 91.65%
Aegis Value Fund, Inc.	200	$3,338
Allianz NFJ Dividend Value Fund, Institutional Class	200	3,524
Allianz NFJ Small-Cap Value Fund, Institutional Class	162	4,335
AllianzGI NFJ Mid-Cap Value Fund, Institutional Class	280,205	9,442,895
American Century Equity Income Fund, Investor Class	100	936
American Century International Discovery Fund, Institutional Class	250	3,831
AMG GW&K U.S. Small Cap Growth Fund, Institutional Class	100	527
AMG Managers Fairpointe Mid Cap Fund, Institutional Class	87,126	3,838,771
Artisan International Small Cap Fund, Investor Class	150	3,636
Artisan International Value Fund, Investor Class	150	5,692
Artisan Mid Cap Value Fund, Investor Class	279	6,565
Artisan Small Cap Fund, Investor Class	250	8,235
Baron Discovery Fund, Retail Class	235,146	3,945,742
Baron Partners Fund, Institutional Class *	114,219	5,498,495
BBH Core Select Fund, Class N	100	2,286
Berwyn Fund	100	3,046
BlackRock International Opportunities Portfolio, Institutional Class	100	3,038
Bridgeway Small-Cap Growth Fund, Class N	205	5,127
Bridgeway Small-Cap Value Fund, Class N	179	4,437
Buffalo Small Cap Fund, Inc.	422,042	7,453,269
Champlain Small Company Fund, Institutional Class	100	2,095
Columbia Acorn International, Class Z	100	4,555
Columbia Acorn Select, Class Z	150	2,292
Columbia Contrarian Core Fund, Class Z	91	2,328
Columbia Small Cap Growth Fund I, Class Z	100	2,036
Davis Opportunity Fund, Class Y	100	3,644
Delaware Select Growth Fund, Institutional Class	100	4,041
Delaware Small Cap Value Fund, Institutional Class	100	6,515
Delaware Smid Cap Growth Fund, Institutional Class	100	2,426
Delaware Value Fund, Institutional Class	144	2,941
Deutsche Small Cap Value Fund, Institutional Class	85	2,207
DFA International Small Cap Value Portfolio, Investor Class	100	2,255
DFA International Small Company Portfolio, Institutional Class	100	2,068
DFA U.S. Small Cap Value Portfolio, Institutional Class	100	3,687
Dodge & Cox Stock Fund	33,783	6,627,191
DoubleLine Shiller Enhanced CAPE, Institutional Class	413,438	6,408,287
Dreyfus Opportunistic Small Cap Fund	100	3,737
Fairholme Fund	100	2,010
Fidelity Mid-Cap Stock Fund	150	5,585
Fidelity OTC Portfolio	53,114	5,613,050
Fidelity Select Brokerage & Investment Management Portfolio	25,791	1,968,885
Fidelity Select Medical Equipment & Systems Portfolio	21,060	959,477
Fidelity Select Technology Portfolio	21,335	3,612,437
Fidelity Small Cap Discovery Fund	100	3,095
Fidelity Small Cap Stock Fund	150	2,865
Fidelity Small Cap Value Fund	150	2,912
Franklin Small Cap Value Fund, Advisor Class	100	5,797
Hartford International Opportunities Fund/The, Class Y	248	4,376
Heartland Value Fund	100	4,117
Hennessy Focus Fund, Investor Class *	100	8,074
Hotchkis and Wiley Mid-Cap Value Fund, Institutional Class	100	3,760
Invesco American Value Fund, Class R5	100	3,930
Janus Henderson Mid Cap Value Fund, Class T	200	3,524

See accompanying notes which are an integral part of these schedule of investments.

Janus Henderson Overseas Fund, Class T	100	3,135
Janus Henderson Venture Fund, Class T	100	7,386
JOHCM International Select Fund, Institutional Class	100	2,136
JPMorgan Disciplined Equity Fund, Institutional Class	100	2,611
JPMorgan Mid Cap Value Fund, Institutional Class	100	3,939
JPMorgan Small Cap Equity Fund, Select Class	226	12,526
JPMorgan Small Cap Growth Fund, Class L	782,768	13,307,051
Longleaf Partners Fund	150	4,209
Longleaf Partners International Fund	930,494	15,204,267
Longleaf Partners Small-Cap Fund	100	2,895
Lord Abbett Developing Growth Fund, Inc., Institutional Class *	100	2,355
Mairs and Power Small Cap Fund	100	2,496
Miller Opportunity Trust, Institutional Class *	429,471	10,637,996
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio, Institutional Class	100	4,532
Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio, Class A	392,636	8,088,300
Neuberger Berman Genesis Fund, Institutional Class	100	5,993
Nicholas Fund, Inc.	50	3,139
Oakmark International Fund, Investor Class	482,673	13,360,390
Oakmark International Small Cap Fund, Institutional Class	150	2,694
Oakmark Select Fund, Institutional Class	150	6,976
Oppenheimer International Small-Mid Company Fund, Class Y	100	4,622
Oppenheimer Mid Cap Value Fund, Class Y	100	5,816
PRIMECAP Odyssey Aggressive Growth Fund	100	3,878
PRIMECAP Odyssey Growth Fund, Institutional Class	236,907	7,798,973
Principal SmallCap Growth Fund I, Institutional Class	200	2,656
ProFunds Banks UltraSector ProFund, Investor Class *	12,552	562,577
ProFunds Biotechnology UltraSector ProFund, Investor Class *	30,819	1,968,727
ProFunds Internet UltraSector ProFund, Investor Class	53,087	3,451,200
ProFunds Semiconductor UltraSector, Investor Class	38,019	1,833,297
ProFunds Technology UltraSector Profund, Investor Class *	21,717	2,086,365
Royce Low-Priced Stock Fund, Investment Class	150	1,259
Royce Opportunity Fund, Investment Class	1,037,117	14,602,612
Royce Premier Fund, Investment Class	300	5,109
Royce Small-Cap Value Fund, Institutional Class	100	947
Royce Special Equity Fund, Institutional Class	150	3,293
T. Rowe Price Media & Telecommunications Fund, Inc.	9,542	900,000
T. Rowe Price Financial Services Fund	36,762	999,190
T. Rowe Price Global Technology Fund	130,050	2,313,598
T. Rowe Price International Discovery Fund	150	9,945
T. Rowe Price Mid-Cap Growth Fund	100	8,781
T. Rowe Price New Horizons Fund	100	5,200
T. Rowe Price Small-Cap Value Fund	100	4,715
Thornburg Value Fund, Institutional Class	83,093	5,477,476
TIAA-CREF International Equity Fund, Institutional Class	100	1,263
Touchstone Sands Capital Select Growth Fund, Class Y	100	1,704
Tweedy Browne Global Value Fund	150	4,202
Vanguard International Growth Fund	144,865	12,768,410
Vanguard Strategic Equity Fund, Investor Class	100	3,433
Victory RS Small Cap Growth Fund, Class Y	100	8,003
Virtus KAR Small-Cap Growth Fund, Institutional Class	237,480	5,747,008
Wasatch Emerging Markets Small Cap Fund	1,000	2,960
Wasatch International Growth Fund, Investor Class	150	4,944
Wasatch International Opportunities Fund, Institutional Class	1,000	3,480
William Blair Small Cap Growth Fund	121,607	3,831,843

Total Mutual Funds (Cost $165,491,155)		180,616,436

See accompanying notes which are an integral part of these schedule of investments.

Exchange-Traded Funds — 8.03%
Guggenheim S&P 500 Equal Weight Technology ETF	78,465	10,157,294
iShares Global Timber & Forestry ETF	27,200	1,693,200
iShares U.S. Broker-Dealers & Securities Exchanges ETF	36,400	1,995,448
SPDR S&P Biotech ETF	25,300	1,977,701

Total Exchange-Traded Funds (Cost $15,046,660)		15,823,643

Money Market Securities — 0.90%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.91% (a)	1,775,524	1,775,524

Total Money Market Securities (Cost $1,775,524)		1,775,524

Total Investments — 100.58% (Cost $182,313,339)		198,215,603

Liabilities in Excess of Other Assets — (0.58)%		(1,133,752)

NET ASSETS — 100.00%		$197,081,851

(a)	Rate disclosed is the seven day effective yield as of July 31, 2017.
*	Non-income producing security.

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager’s opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.

See accompanying notes which are an integral part of these schedule of investments.

SMI Conservative Allocation Fund

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
Mutual Funds — 29.85%
Scout Core Plus Bond Fund, Institutional Class	48,345	$1,531,566
Vanguard Intermediate-Term Bond Index Fund, Admiral Class	264,888	3,038,269

Total Mutual Funds (Cost $4,580,925)		4,569,835

Exchange-Traded Funds — 69.71%
iShares 20+ Year Treasury Bond ETF	11,900	1,476,076
iShares iBoxx $ Investment Grade Corporate Bond ETF	12,300	1,489,653
iShares MSCI EAFE ETF	46,175	3,090,493
SPDR S&P 500 ETF	12,465	3,075,988
Vanguard Long-Term Bond ETF	16,500	1,538,130

Total Exchange-Traded Funds (Cost $9,846,206)		10,670,340

Money Market Securities — 0.47%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.91% (a)	72,441	72,441

Total Money Market Securities (Cost $72,441)		72,441

Total Investments — 100.03% (Cost $14,499,572)		15,312,616

Liabilities in Excess of Other Assets — (0.03)%		(4,380)

NET ASSETS — 100.00%		$15,308,236

(a)	Rate disclosed is the seven day effective yield as of July 31, 2017.

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these schedule of investments.

SMI Dynamic Allocation Fund

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 100.05%
iShares 20+ Year Treasury Bond ETF	201,100	$24,944,444
iShares iBoxx $ Investment Grade Corporate Bond ETF	208,900	25,299,879
iShares MSCI EAFE ETF (a)	827,200	55,364,496
SPDR S&P 500 ETF (a)	212,400	52,413,948

Total Exchange-Traded Funds (Cost $144,183,048)		158,022,767

Money Market Securities — 0.07%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.91% (b)	111,260	111,260

Total Money Market Securities (Cost $111,260)		111,260

Total Investments — 100.12% (Cost $144,294,308)		158,134,027

Liabilities in Excess of Other Assets — (0.12)%		(188,631)

NET ASSETS — 100.00%		$157,945,396

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov. As of July 31, 2017, the percentage of net assets invested in iShares MSCI EAFE ETF and SPDR S&P 500 ETF were 35.05% and 33.18%, respectively, of the Fund.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2017.
ETF	— Exchange-Traded Fund
SPDR	— Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these schedule of investments.

SMI Bond Fund

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
Mutual Funds — 73.13%
Scout Core Plus Bond Fund, Institutional Class	52,346	$1,658,331
Vanguard Intermediate-Term Bond Index Fund, Admiral Class (a)	283,439	3,251,049

Total Mutual Funds (Cost $4,915,633)		4,909,380

Exchange-Traded Funds — 24.23%
Vanguard Long-Term Bond ETF	17,450	1,626,689

Total Exchange-Traded Funds (Cost $1,589,507)		1,626,689

Money Market Securities — 0.60%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.91% (b)	40,468	40,468

Total Money Market Securities (Cost $40,468)		40,468

Total Investments — 97.96% (Cost $6,545,608)		$6,576,537

Other Assets in Excess of Liabilities — 2.04%		137,144

NET ASSETS — 100.00%		$6,713,681

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for this security can be found at www.sec.gov. As of July 31, 2017, the percentage of net assets invested in Vanguard Intermediate-Term Bond Index Fund was 48.42% of the Fund.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2017.

ETF – Exchange-Traded Fund

See accompanying notes which are an integral part of this schedule of investments.

SMI 50/40/10 Fund

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
Mutual Funds — 46.43%
AllianzGI NFJ Mid-Cap Value Fund, Institutional Class	7,418	$250,000
Baron Discovery Fund, Retail Class	47,989	805,249
Baron Partners Fund, Institutional Class *	13,705	659,779
DoubleLine Shiller Enhanced CAPE, Institutional Class	27,982	433,720
Fidelity Select Brokerage & Investment Management Portfolio	1,331	101,638
Fidelity Select Technology Portfolio	623	105,528
JPMorgan Small Cap Growth Fund, Class L	54,583	927,917
Longleaf Partners International Fund	57,118	933,312
Miller Opportunity Trust, Class I *	16,389	405,944
Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio, Class A	32,524	669,993
Oakmark International Fund, Investor Class	16,394	453,787
Oppenheimer International Small-Mid Company Fund, Class Y	100	4,622
ProFunds Banks UltraSector ProFund, Investor Class *	2,230	99,933
ProFunds Internet UltraSector ProFund, Investor Class	1,624	105,604
ProFunds Semiconductor UltraSector, Investor Class	43,216	2,083,886
ProFunds Technology UltraSector Profund, Investor Class *	1,068	102,628
Royce Opportunity Fund, Investment Class	53,690	755,957
T. Rowe Price Global Technology Fund	5,828	103,671
Thornburg Value Fund, Class I	5,845	385,284
Virtus KAR Small-Cap Growth Fund, Institutional Class	9,477	229,350
Wasatch International Growth Fund, Investor Class	100	3,296

Total Mutual Funds (Cost $8,529,742)		9,621,098

Exchange-Traded Funds — 51.51%
Guggenheim S&P 500 Equal Weight Technology ETF	4,450	576,052
iShares 20+ Year Treasury Bond ETF	12,300	1,525,692
iShares iBoxx $ Investment Grade Corporate Bond ETF	13,500	1,634,985
iShares MSCI EAFE ETF	51,640	3,456,265
iShares U.S. Broker-Dealers & Securities Exchanges ETF	1,800	98,676
SPDR S&P 500 ETF	13,300	3,282,041
SPDR S&P Biotech ETF	1,300	101,621

Total Exchange-Traded Funds (Cost $9,793,171)		10,675,332

Money Market Securities — 1.28%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.91% (a)	265,910	265,910

Total Money Market Securities (Cost $265,910)		265,910

Total Investments — 99.22% (Cost $18,588,823)		20,562,340

Other Assets in Excess of Liabilities — 0.78%		161,689

NET ASSETS — 100.00%		$20,724,029

See accompanying notes which are an integral part of these schedule of investments.

(a)	Rate disclosed is the seven day effective yield as of July 31, 2017.
*	Non-income producing security.

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these schedule of investments.

At July 31, 2017, the net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

	Sound Mind Investing Fund	SMI Conservative Allocation Fund	SMI Dynamic Allocation Fund	SMI Bond Fund	SMI 50/40/10 Fund
Gross appreciation	$15,945,708	$859,817	$14,079,131	$58,280	$1,987,929
Gross depreciation	(44,972)	(47,353)	(244,669)	(29,134)	(14,412)

Net appreciation (depreciation) on investments	$15,900,736	$812,464	$13,834,462	$29,146	$1,973,517

Tax cost of investments	$182,314,867	$14,500,152	$144,299,565	$6,547,391	$18,588,823

At July 31, 2017, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

SMI Funds

Notes to the Schedule of Investments

July 31, 2017

(Unaudited)

The Sound Mind Investing Fund (“SMI Fund”), SMI Conservative Allocation Fund, SMI Dynamic Allocation Fund, SMI Bond Fund and SMI 50/40/10 Fund (each a “Fund” and collectively, the “Funds”) are each investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining gains or losses. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains distributions are broken out as such. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

SMI Funds

Notes to the Schedule of Investments - continued

July 31, 2017

(Unaudited)

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing service of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, SMI Advisory Services, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

SMI Funds

Notes to the Schedule of Investments - continued

July 31, 2017

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2017:

	Valuation Inputs
SMI Fund	Level 1	Level 2	Level 3	Total
Mutual Funds	$180,616,436	$—	$—	$180,616,436
Exchange-Traded Funds	15,823,643	—	—	15,823,643
Money Market Securities	1,775,524	—	—	1,775,524

Total Investments	$198,215,603	$—	$—	$198,215,603

	Valuation Inputs
SMI Conservative Allocation Fund	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,569,835	$—	$—	$4,569,835
Exchange-Traded Funds	10,670,340	—	—	10,670,340
Money Market Securities	72,441	—	—	72,441

Total Investments	$15,312,616	$—	$—	$15,312,616

	Valuation Inputs
SMI Dynamic Allocation Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$158,022,767	$—	$—	$158,022,767
Money Market Securities	111,260	—	—	111,260

Total Investments	$158,134,027	$—	$—	$158,134,027

	Valuation Inputs
SMI Bond Fund	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,909,380	$—	$—	$4,909,380
Exchange-Traded Funds	1,626,689	—	—	1,626,689
Money Market Securities	40,468	—	—	40,468

Total Investments	$6,576,537	$—	$—	$6,576,537

	Valuation Inputs
SMI 50/40/10 Fund	Level 1	Level 2	Level 3	Total
Mutual Funds	$9,621,098	$—	$—	$9,621,098
Exchange-Traded Funds	10,675,332	—	—	10,675,332
Money Market Securities	265,910	—	—	265,910

Total Investments	$20,562,340	$—	$—	$20,562,340

SMI Funds

Notes to the Schedule of Investments - continued

July 31, 2017

(Unaudited)

The Funds did not hold any investments during the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of July 31, 2017 based on input levels assigned at October 31, 2016.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Valued Advisers Trust

By	/s/ Bo J. Howell
Bo J. Howell, President and Principal Executive Officer

Date	9/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Bo J. Howell
Bo J. Howell, President and Principal Executive Officer

Date	9/28/2017

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	9/28/2017